Key management personnel (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Key Management Personnel

Key management personnel compensation comprises:

	2019	2018	2017
	US$	US$	US$
Short-term employee benefits	11,557,506	13,190,838	16,439,948
Post-employment benefits	1,490,716	1,506,108	1,895,828
Share-based payments	15,821,972	13,356,657	13,747,355

Total	28,870,194	28,053,603	32,083,131